Cover Page	Apr. 26, 2021	Dec. 16, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 26, 2021
Entity Registrant Name		Esperion Therapeutics, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35986
Entity Tax Identification Number		26-1870780
Entity Address, Address Line One		3891 Ranchero Drive
Entity Address, Address Line Two		Suite 150
Entity Address, City or Town		Ann Arbor
Entity Address, State or Province		MI
Entity Address, Postal Zip Code		48108
City Area Code		734
Local Phone Number		887-3903
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		ESPR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001434868